Financial instruments and risk management - Foreign currency risk (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments and risk management
Increase (decrease) in foreign exchange rate of USD against CAD	10.00%	10.00%	10.00%
Increase (decrease) in reported loss and comprehensive loss	$ (4,414,000)	$ (5,875,000)	$ (219,000)